Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2011

Collection Period Start	1-Sep-11	Distribution Date	17-Oct-11
Collection Period End	30-Sep-11	30/360 Days	30
Beg. of Interest Period	15-Sep-11	Actual/360 Days	32
End of Interest Period	17-Oct-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	1,016,565,582.46	997,468,087.45	0.9461697
Total Securities		1,054,216,867.47	1,016,565,582.46	997,468,087.45	0.9461697
Class A-1 Notes	0.227950%	128,000,000.00	90,348,714.99	71,251,219.98	0.5566502
Class A-2a Notes	0.700000%	100,000,000.00	100,000,000.00	100,000,000.00	1.0000000
Class A-2b Notes	0.409000%	250,000,000.00	250,000,000.00	250,000,000.00	1.0000000
Class A-3 Notes	1.040000%	339,000,000.00	339,000,000.00	339,000,000.00	1.0000000
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	19,097,495.01	18,306.66	149.1991798	0.1430208
Class A-2a Notes	0.00	58,333.33	0.0000000	0.5833333
Class A-2b Notes	0.00	90,888.89	0.0000000	0.3635556
Class A-3 Notes	0.00	293,800.00	0.0000000	0.8666667
Class A-4 Notes	0.00	59,933.33	0.0000000	1.0333333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	19,097,495.01	521,262.21

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,679,389.71
Monthly Interest				4,930,892.26
Total Monthly Payments				17,610,281.97

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				333,176.43
Aggregate Sales Proceeds Advance				714,315.24
Total Advances				1,047,491.67

Vehicle Disposition Proceeds:
Reallocation Payments				1,207,805.82
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,655,638.72
Excess Wear and Tear and Excess Mileage				1,464.83
Remaining Payoffs				0.00
Net Insurance Proceeds				731,180.08
Residual Value Surplus				20,680.87
Total Collections				27,274,543.96

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	959,449.82			50
Involuntary Repossession	45,780.00			2
Voluntary Repossession	202,576.00			12
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		726,563.22		32
Customer Payoff			70,084.63	2
Grounding Dealer Payoff			5,425,941.68	218
Dealer Purchase			1,124,096.91	43
Total	1,207,805.82	726,563.22	6,620,123.22	359

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	45,231	1,123,121,065.83	7.00000%	1,016,565,582.46
Total Depreciation Received		(13,180,543.13)		(11,262,787.09)
Principal Amount of Gross Losses	(49)	(1,114,527.80)		(1,006,719.13)
Repurchase / Reallocation	-	-		-
Early Terminations	(2)	(40,566.07)		(36,547.41)
Scheduled Terminations	(302)	(7,394,853.13)		(6,791,441.38)
Pool Balance - End of Period	44,878	1,101,390,575.70		997,468,087.45

Remaining Pool Balance
Lease Payment				376,805,036.73
Residual Value				620,663,050.72
Total				997,468,087.45

III. DISTRIBUTIONS

Total Collections					27,274,543.96
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					27,274,543.96

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					292,391.54
3. Reimbursement of Sales Proceeds Advance					808,715.68
4. Servicing Fee:
Servicing Fee Due					847,137.99
Servicing Fee Paid					847,137.99
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,948,245.21

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					18,306.66

Class A-1 Notes Monthly Interest Paid					18,306.66
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					58,333.33

Class A-2 Notes Monthly Interest Paid					58,333.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					90,888.89

Class A-2 Notes Monthly Interest Paid					90,888.89
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					293,800.00

Class A-3 Notes Monthly Interest Paid					293,800.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	59,933.33

Class A-4 Notes Monthly Interest Paid	59,933.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	521,262.21
Total Note and Certificate Monthly Interest Paid	521,262.21
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	24,805,036.54

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	19,097,495.01

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	19,097,495.01
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,707,541.53

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,271,084.34
Required Reserve Account Amount			15,813,253.01
Beginning Reserve Account Balance			15,813,253.01
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			15,813,253.01
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			5,707,541.53
Gross Reserve Account Balance			21,520,794.54
Remaining Available Collections Released to Seller			5,707,541.53
Total Ending Reserve Account Balance			15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity			23.80
Monthly Prepayment Speed			76%
Lifetime Prepayment Speed			76%

	$		units
Recoveries of Defaulted and Casualty Receivables		979,542.97
Securitization Value of Defaulted Receivables and Casualty Receivables		1,006,719.13	49
Aggregate Defaulted and Casualty Gain (Loss)		(27,176.16)
Pool Balance at Beginning of Collection Period		1,016,565,582.46
Net Loss Ratio		-0.0027%

Cumulative Net Losses for all Periods		0.0124%	130,667.45

Delinquent Receivables:	Amount		Number
31-60 Days Delinquent		3,072,190.68	138
61-90 Days Delinquent		308,625.99	14
91-120+ Days Delinquent		108,182.39	5
Total Delinquent Receivables:		3,488,999.06	157
60+ Days Delinquencies as Percentage of Receivables		0.04%

Aggregate Sales Performance of Auctioned Vehicles	$		units
Sales Proceeds		959,449.82	50
Securitization Value		1,066,653.39
Aggregate Residual Gain (Loss)		(107,203.57)

Cumulative Sales Performance of Auctioned Vehicles	$		units
Cumulative Sales Proceeds		1,389,658.81	54
Cumulative Securitization Value		1,543,883.53
Cumulative Residual Gain (Loss)		(154,224.72)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			998,214.88
Reimbursement of Outstanding Advance			808,715.68
Additional Advances for current period			714,315.24
Ending Balance of Residual Advance			903,814.44

Beginning Balance of Payment Advance			688,486.58
Reimbursement of Outstanding Payment Advance			292,391.54
Additional Payment Advances for current period			333,176.43
Ending Balance of Payment Advance			729,271.47

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of September 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No